Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000186128
Shareholder Report [Line Items]
Fund Name	Retirement Income 2020 Fund
Class Name	Investor Class
Trading Symbol	TRLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Retirement Income 2020 Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Income 2020 Fund - Investor Class	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 194,302,000
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	13.10%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$194,302
Number of Portfolio Holdings	26

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	13.1%

Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Domestic Equity Funds	37.9%
Domestic Bond Funds	34.0
International Bond Funds	13.9
International Equity Funds	13.2
Short-Term and Other	1.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price New Income Fund	15.4%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	12.9
T. Rowe Price Value Fund	7.9
T. Rowe Price Growth Stock Fund	7.8
T. Rowe Price International Bond Fund (USD Hedged)	5.8
T. Rowe Price Hedged Equity Fund	5.0
T. Rowe Price Equity Index 500 Fund	4.4
T. Rowe Price U.S. Large-Cap Core Fund	4.2
T. Rowe Price International Value Equity Fund	3.7
T. Rowe Price Dynamic Global Bond Fund	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000247283
Shareholder Report [Line Items]
Fund Name	Retirement Income 2020 Fund
Class Name	I Class
Trading Symbol	TRABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Retirement Income 2020 Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Income 2020 Fund - I Class	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 194,302,000
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	13.10%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$194,302
Number of Portfolio Holdings	26

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	13.1%

Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Domestic Equity Funds	37.9%
Domestic Bond Funds	34.0
International Bond Funds	13.9
International Equity Funds	13.2
Short-Term and Other	1.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price New Income Fund	15.4%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	12.9
T. Rowe Price Value Fund	7.9
T. Rowe Price Growth Stock Fund	7.8
T. Rowe Price International Bond Fund (USD Hedged)	5.8
T. Rowe Price Hedged Equity Fund	5.0
T. Rowe Price Equity Index 500 Fund	4.4
T. Rowe Price U.S. Large-Cap Core Fund	4.2
T. Rowe Price International Value Equity Fund	3.7
T. Rowe Price Dynamic Global Bond Fund	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless